Summary of Significant Accounting Policies (Details Textual) - Subsequent Event Type [Domain]			1 Months Ended		3 Months Ended		12 Months Ended
	Nov. 12, 2013 USD ($)	Feb. 04, 2013 USD ($)	Dec. 18, 2014 USD ($)	Aug. 29, 2014 USD ($)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Summary of Significant Accounting Policies [Line Items]
Proceeds from Issuance of Common Stock			$ 3,000,000		$ 0	$ 2,016,000	$ 4,866,000	$ 2,771,000
Allowance for Doubtful Accounts Receivable							1,000	0
Deferred Revenue							487,000	703,000
Licenses Revenue					17,000	254,000	834,000	711,000
Recognition of Deferred Revenue							487,000
Shipping, Handling and Transportation Costs							4,000	5,000
Amortization of Financing Costs							142,000	399,000
Other Nonoperating Income (Expense), Total					51,000	(3,000)	58,000	(33,000)
Interest and Other Income								17,000
Other Income Adjustments to Liabilities and Foreign Currency Losses								36,000
Allowance for Doubtful Accounts Receivable, Write-offs							0	0
Sales Returns and Allowances, Goods							$ 0	$ 0
Sales Revenue, Net [Member]
Summary of Significant Accounting Policies [Line Items]
Number of Major Customers							3	3
Concentration Risk, Percentage							78.00%	86.00%
Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Number of Major Customers							3	2
Concentration Risk, Percentage							83.00%	97.00%
Senior Notes [Member]
Summary of Significant Accounting Policies [Line Items]
Amortization of Financing Costs	$ 204,000	$ 53,000
Warrant [Member]
Summary of Significant Accounting Policies [Line Items]
Other Income Adjustments to Liabilities and Foreign Currency Losses								$ 14,000
Lambda Investors [Member]
Summary of Significant Accounting Policies [Line Items]
Amortization of Financing Costs				$ 178,000
Lambda Investors [Member] | Senior Notes [Member]
Summary of Significant Accounting Policies [Line Items]
Debt Instrument, Face Amount				$ 1,750,000
Amortization of Financing Costs	$ 204,000	$ 195,000
Steris Agreement Termination [Member]
Summary of Significant Accounting Policies [Line Items]
Interest and Other Income								$ 15,000
Nonsoftware License Arrangement [Member]
Summary of Significant Accounting Policies [Line Items]
Deferred Revenue					470,000	$ 254,000
Licenses Revenue							$ 2,589,000
Bellco [Member] | Nonsoftware License Arrangement [Member]
Summary of Significant Accounting Policies [Line Items]
Deferred Revenue					$ 2,606,000